Loss Before Tax - Summary of Loss Before Tax Stated After Charging (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Material Income And Expense [Abstract]
Amortization	£ 478	£ 377	£ 230
Depreciation	£ 412	£ 341	£ 141